PROVISIONS FOR RECLAMATION AND CLOSURE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Changes in estimates related to closure costs capitalized in mineral property, plant & equipment	$ 18,206	$ 13,803
Provisions for reclamation and closure costs
Disclosure of other provisions [line items]
Opening balance	129,375	108,452
Changes in estimates related to closure costs capitalized in mineral property, plant & equipment	53,913	16,535
Accretion for the year	4,335	4,388
Carrying value	187,623	129,375
Current portion (note 21)	0	2,572
Non-current portion	$ 187,623	$ 126,803
Provisions for reclamation and closure costs | Bottom of range
Disclosure of other provisions [line items]
Discount rate used in current estimate of value in use	1.23%	1.77%
Provisions for reclamation and closure costs | Top of range
Disclosure of other provisions [line items]
Discount rate used in current estimate of value in use	1.98%	2.54%